INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN AFFILIATES
INVESTMENTS IN AFFILIATES

9. INVESTMENTS IN AFFILIATES

        Investments in affiliates consist of the following:

	At December 31,
	2010		2011
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	2,957,909	40	6,489,445	40
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	—	—	2,625,743	10
Nernst New Energy (Suzhou) Co., Ltd.	1,509,808	50	1,337,062	50
Ningxia GD CSI New Energy Co., Ltd.	528,486	35	555,475	35
GD Inner Mongolia Jingyang Energy Co., Ltd.	674,956	15	—	—

	5,671,159		11,007,725

        On July 20, 2009, CSI Cells Co., Ltd. ("SZCC") acquired a 15% interest in GD Inner Mongolia Jingyang Energy Co., Ltd., for cash consideration of $658,486, Although SZCC only possesses a 15% interest, one of the five board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. In November 2011, SZCC sold its interest for $714,182.

        On October 14, 2009, SZCC established a joint venture, Ningxia GD CSI New Energy Co., Ltd., for total cash consideration of $512,578. SZCC holds a 35% voting interest and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee.

        On December 17, 2009, SZCC established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd., for total cash consideration of $2,929,020. SZCC holds a 40% voting interest and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Suzhou Gaochuangte New Energy Co., Ltd. increased its share capital, and SZCC paid $3,118,800 in proportion to its ownership percentage.

        On November 30, 2010, SZCC acquired a 50% interest in a joint venture, Nernst New Energy (Suzhou) Co., Ltd., for cash consideration of $1,503,531. The chairman of the board, who is designated by the other investor, has veto rights over all the operating and financial proposals from SZCC and, as such SZCC is not considered to have control, but does exercise significant influence, over the investee.

        On July 4, 2011, CSI Solar Power (China) Inc. ("SZSP") acquired a 10% interest in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd, for cash consideration of $2,548,827. SZSP is able to exercise significant influence over the investee through its representative in the board.

        Earnings from investments in affiliates was immaterial for all the periods presented.